Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	47
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$462,819.95

Principal:
Principal Collections	$7,968,078.59
Prepayments in Full	$3,204,253.08
Liquidation Proceeds	$101,036.85
Recoveries	$70,254.26
Sub Total	$11,343,622.78
Collections	$11,806,442.73

Purchase Amounts:
Purchase Amounts Related to Principal	$275,975.86
Purchase Amounts Related to Interest	$1,534.64
Sub Total	$277,510.50

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,083,953.23

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	47
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$12,083,953.23
Servicing Fee	$113,213.00	$113,213.00	$0.00	$0.00	$11,970,740.23
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$11,970,740.23
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$11,970,740.23
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$11,970,740.23
Interest - Class A-4 Notes	$35,222.34	$35,222.34	$0.00	$0.00	$11,935,517.89
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,935,517.89
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$11,857,883.89
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,857,883.89
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$11,799,971.89
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$11,799,971.89
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$11,728,607.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$11,728,607.89
Regular Principal Payment	$10,673,303.43	$10,673,303.43	$0.00	$0.00	$1,055,304.46
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,055,304.46
Residuel Released to Depositor	$0.00	$1,055,304.46	$0.00	$0.00	$0.00
Total		$12,083,953.23

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,673,303.43
Total					$10,673,303.43
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$10,673,303.43	$41.62	$35,222.34	$0.14	$10,708,525.77	$41.76
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$10,673,303.43	$7.65	$242,132.34	$0.17	$10,915,435.77	$7.82

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	47

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$31,308,744.30	0.1220995	$20,635,440.87	0.0804752
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$127,068,744.30	0.0910574	$116,395,440.87	0.0834089

Pool Information
Weighted Average APR	4.231%	4.250%
Weighted Average Remaining Term	19.30	18.52
Number of Receivables Outstanding	18,191	17,277
Pool Balance	$135,855,599.43	$124,254,046.19
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$127,068,744.30	$116,395,440.87
Pool Factor	0.0911665	0.0833813

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$7,858,605.32
Targeted Overcollateralization Amount	$7,858,605.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$7,858,605.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	May 2015
Payment Date	6/15/2015
Transaction Month	47

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		109	$52,208.86
(Recoveries)		106	$70,254.26
Net Losses for Current Collection Period			$(18,045.40)
Cumulative Net Losses Last Collection Period			$8,851,816.06
Cumulative Net Losses for all Collection Periods			$8,833,770.66

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			(0.16)%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.47%	321	$3,064,072.23
61-90 Days Delinquent	0.25%	28	$315,954.32
91-120 Days Delinquent	0.11%	13	$142,597.12
Over 120 Days Delinquent	0.83%	76	$1,031,020.32
Total Delinquent Receivables	3.66%	438	$4,553,643.99

Repossession Inventory:
Repossessed in the Current Collection Period		8	$85,708.14
Total Repossessed Inventory		10	$124,138.25

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0434%
Preceding Collection Period			0.3791%
Current Collection Period			(0.1665)%
Three Month Average			0.0853%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.5753%
Preceding Collection Period			0.6377%
Current Collection Period			0.6772%
Three Month Average			0.6301%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer